Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Long-Term Investments

8. LONG‑TERM INVESTMENTS

Equity investments

Equity investments accounted for using the measurement alternative

The Group's equity investments that do not have readily determinable fair value are accounted for using the measurement alternative. As of December 31, 2024 and 2025, the carrying value of the Group's equity investments accounted for using the measurement alternative was RMB152 million and RMB125 million, respectively.

The cumulative unrealized upward adjustments of fair value of equity investments as of December 31, 2023, 2024 and 2025 were nil.

In 2024 and 2025, no impairment charges was recorded related to investments without readily determinable fair value. In 2023, the Group recognized RMB92.3 million impairment related to investments without readily determinable fair value due to the lower-than-expected financial performance. As of December 31, 2025, the cumulative impairment charges to the equity investment accounted for using the measurement alternative method was RMB176 million.

The following table summarizes the movement of the carrying value of the Group's equity investments accounted for using the measurement alternative for the year ended December 31, 2023, 2024 and 2025:

	As of December 31,
	2023	2024	2025
	(RMB in thousands)
Long-term investment at the beginning of the year	212,700	120,384	151,523
Addition	—	31,139	4,728
Disposal	—	—	(31,139)
Impairment	(92,316)	—	—
Long-term investment at the end of the year	120,384	151,523	125,112

Equity investments accounted for using the equity method

As of December 31, 2024 and 2025, the carrying value of the Group's equity investments accounted for using the equity method were RMB13.8 million and nil, respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded investment loss of RMB1.5 million, RMB2.4 million and RMB19.2 million, respectively in “Investment loss”, as a result of its proportionate share of equity investees' net losses.

Debt investment

The debt investment is in the form of an interest-bearing loan to an investee, acquired by the Group in September 2018, with a principal of RMB120 million. The coupon rate of the loan acquired by the Group is a floating rate linked to the benchmark rate of the People's Bank of China. The loan was to provide the initial operating fund to the investee.

For the years ended December 31, 2023, 2024 and 2025, the investment loss Group recorded in “Investment loss” was nil; and no interest income in relation to this loan receivable were recorded for the years ended December 31, 2023, 2024 and 2025. As of December 31, 2024 and 2025, the Group's loan receivable recorded at amortized cost were RMB119 million.